UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
Check here if Amendment [ ]; Amendment Number:

This Amendment:   [ ] is a restatement.
		  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		BART Partners, LLC
Address:  	199 Fremont Street
		Suite 2500
		San Francisco, CA  94105-2261
13F File Number:28-12792

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Bob Peck
Title:		Senior Managing Member
Phone:		415-284-8515
Signature,		Place,				and Date of Signing:
Bob Peck		San Francisco, California	February 5, 2008
Report Type (check only one.):
[X] 	13F HOLDINGS REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.
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FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		18
Form 13F Information Table Value Total:		160,138
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
                                                          VALUE   SHRS OR   SH/ PUT/  INVESTMENT   OTHER         VOTING AUTHORITY
NAME OF ISSUER              TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT   PRN CALL  DISCRETION  MANAGERS  SOLE     SHARED    NONE
ARCH CAP GROUP LTD          ORD              G0450A105   51,807   739,047    SH         SOLE                739,047
SCHWAB CHARLES CORP NEW     COM              808513105    1,273   78,697     SH         SOLE                78,697
CROSSTEX ENERGY L P         COM              22765U102    2,941   672,981    SH         SOLE                672,981
DOMINOS PIZZA INC           COM              25754A201   11,645   2,472,445  SH         SOLE                2,472,445
ENTERPRISE GP HLDGS L P     UNIT LP INT      293716106   10,919   626,457    SH         SOLE                626,457
GRUPO TELEVISA SA DE CV     SP ADR REP ORD   40049J206   20,904   1,399,200  SH         SOLE                1,399,200
HOME DEPOT INC              COM              437076102    2,040   88,613     SH         SOLE                88,613
HOME DEPOT INC              COM              437076902    1,842   80,000     SH  CALL   SOLE                80,000
ISHARES SILVER TRUST        ISHARES          46428Q109      115   10,300     SH         SOLE                10,300
LIBERTY MEDIA CORP NEW      CAP COM SER A    53071M302    1,247   264,695    SH         SOLE                264,695
LIBERTY MEDIA CORP NEW      INT COM SER A    53071M104    4,964   1,591,068  SH         SOLE                1,591,068
LIBERTY MEDIA CORP NEW      ENT COM SER A    53071M500   17,679   1,011,380  SH         SOLE                1,011,380
LOWES COS INC               COM              548661107   10,140   471,200    SH         SOLE                471,200
MAGELLAN MIDSTREAM HLDGS LP COM LP INTS      55907R108    1,564   112,774    SH         SOLE                112,774
MOHAWK INDS INC             COM              608190104    9,657   224,734    SH         SOLE                224,734
SANDRIDGE ENERGY INC        COM              80007P307      850   138,149    SH         SOLE                138,149
SPDR GOLD TRUST             GOLD SHS         78463V107      681   7,875      SH         SOLE                7,875
SEALY CORP                  COM              812139301    9,870   3,932,165  SH         SOLE                3,932,165